Share Capital (Details) - Schedule of Fair Value of Options Granted - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of Options Granted [Line Items]
Dividend yield (in Dollars per share)	$ 0	$ 0	$ 0
Expected term	6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Value of one ordinary share (in Dollars per share)	$ 5.73	$ 5.03	$ 11.9
Expected volatility	70.27%	67.95%	65.36%
Risk-free interest rate	3.62%	0.39%	0.64%
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Value of one ordinary share (in Dollars per share)	$ 7.5	$ 9.22	$ 20.37
Expected volatility	74.10%	72.27%	66.49%
Risk-free interest rate	4.33%	3.03%	1.37%